Taxes on Income (Details Textual) € in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Feb. 18, 2018	Apr. 30, 2017 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2016
Income Tax Expenses Benefit [Line Items]
Tax rate	7.50%
December 2016 Legislation Amendment [Member] | January 1 2018 [Member]
Income Tax Expenses Benefit [Line Items]
Tax rate				23.00%
December 2016 Legislation Amendment [Member] | January 1 2017 [Member]
Income Tax Expenses Benefit [Line Items]
Effective income tax rate reconciliation, deductions, dividends				24.00%
Tax rate				25.00%
In Israel [Member]
Income Tax Expenses Benefit [Line Items]
Tax rate				22.00%
Non Israeli Residents [Member]
Income Tax Expenses Benefit [Line Items]
Withholding tax rate			15.00%
Non Israeli Residents [Member] | Germany [Member]
Income Tax Expenses Benefit [Line Items]
Tax rate			30.00%
Non Israeli Residents [Member] | Romania [Member]
Income Tax Expenses Benefit [Line Items]
Tax rate			16.00%
Israeli Resident Individuals [Member]
Income Tax Expenses Benefit [Line Items]
Withholding tax rate			15.00%
Israeli Resident Corporations [Member]
Income Tax Expenses Benefit [Line Items]
Withholding tax rate			0.00%
Development Area A [Member]
Income Tax Expenses Benefit [Line Items]
Effective income tax rate reconciliation, deductions, dividends			25.00%
Tax rate			9.00%
Development Region [Member]
Income Tax Expenses Benefit [Line Items]
Tax rate			16.00%
Dirot [Member] | EUR [Member]
Income Tax Expenses Benefit [Line Items]
Sale of capital (losses) gain | €		€ 1,100
Subsidiaries [Member]
Income Tax Expenses Benefit [Line Items]
Tax credit carryforward, amount | $			$ 400